Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 1,928			$ 2,192
Accrued interest expenses	1,562			1,544
Settlement and clearing accounts	1,379			1,486
Lease liabilities	3,943	[1]	$ 4,057
Other	900			1,663
Total other financial liabilities measured at amortized cost	9,712			6,885
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	1,697			1,911
Accrued interest expenses	1,596			1,501
Settlement and clearing accounts	1,368			1,477
Lease liabilities	3,858	[2]	$ 3,956
Other	1,854			2,688
Total other financial liabilities measured at amortized cost	$ 10,373			$ 7,576

[1]	Relates to the adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.
[2]	Relates to the adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.